REVENUE RECOGNITION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 24,773	$ 37,564	$ 167,259	$ 177,283
Deferred revenue, current and non current	2,000		2,900	2,900
Revenue performance obligations	2,100		2,800	2,500
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 500	$ 1,200	2,400	3,000
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 2,500	$ 9,500